                                                               NATIONWIDE(R) VLI
                                                                Separate Account

                                                              Semi-Annual Report

                                                                   June 30, 2003

--------------------------------------------------------------------------------
                               Investment/Life(R)

                                              VAN KAMPEN/
                        NATIONWIDE LIFE INSURANCE COMPANY

VLO-185-6/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide VLI Separate Account.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                               /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

                                       2

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                                       3

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                         NATIONWIDE VLI SEPARATE ACCOUNT

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30,2003
                                   (UNAUDITED)

Assets:

   Investments in Van Kampen Life Investment Trust, at fair value:

      Van Kampen LIT - Emerging Growth Fund (VKEmGr)
         131,553 shares (cost $3,796,706).........................   $ 2,848,114

      Van Kampen LIT - Enterprise Fund (VKEnt)
         2,571,585 shares (cost $41,534,991)......................    29,573,227

      Van Kampen LIT - Government Fund (VKGov)
         4,583,134 shares (cost $40,840,791)......................    43,906,423

      Van Kampen LIT - Money Market Fund (VKMMkt)
         6,134,396 shares (cost $6,134,396).......................     6,134,396

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         103,076 shares (cost $1,311,051).........................     1,331,748
                                                                     -----------
            Total Investments.....................................    83,793,908

   Accounts Receivable............................................        77,320
                                                                     -----------
            Total Assets..........................................    83,871,228

Accounts Payable..................................................            --
                                                                     -----------
Contract Owners' Equity (note 7)..................................   $83,871,228
                                                                     ===========

See accompanying notes to financial statements.

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                                       4

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NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       Total      VKAAlloc   VKDomInc    VKEmGr       VKEnt     VKGlobEq
                                                    -----------   --------   --------   --------   ----------   --------
Investment activity:
   Reinvested dividends..........................   $ 2,151,819      --         --            --      151,956      --
   Mortality and expense risk charges (note 3)...      (208,168)     --         --        (6,499)     (70,403)     --
                                                    -----------     ----       ----     --------   ----------     ----
      Net investment income (loss)...............     1,943,651      --         --        (6,499)      81,553      --
                                                    -----------     ----       ----     --------   ----------     ----
   Proceeds from mutual fund shares sold.........     4,932,983      --         --       229,053    1,473,346      --
   Cost of mutual fund shares sold...............    (5,823,421)     --         --      (443,377)  (2,247,851)     --
                                                    -----------     ----       ----     --------   ----------     ----
      Realized gain (loss) on investments........      (890,438)     --         --      (214,324)    (774,505)     --
   Change in unrealized gain (loss)
      on investments.............................     3,002,812      --         --       552,704    3,447,940      --
                                                    -----------     ----       ----     --------   ----------     ----
      Net gain (loss) on investments.............     2,112,374      --         --       338,380    2,673,435      --
                                                    -----------     ----       ----     --------   ----------     ----
   Reinvested capital gains......................            --      --         --            --           --      --
                                                    -----------     ----       ----     --------   ----------     ----
      Net increase (decrease) in contract owners'
         equity resulting from operations........   $ 4,056,025      --         --       331,881    2,754,988      --
                                                    ===========     ====       ====     ========   ==========     ====

                                                       VKGov      VKMMkt    VKUSRealEst
                                                    ----------   --------   -----------
Investment activity:
   Reinvested dividends..........................    1,978,088     21,775    $     --
   Mortality and expense risk charges (note 3)...     (111,259)   (16,999)     (3,008)
                                                    ----------   --------    --------
      Net investment income (loss)...............    1,866,829      4,776      (3,008)
                                                    ----------   --------    --------
   Proceeds from mutual fund shares sold.........    2,319,636    868,895      42,053
   Cost of mutual fund shares sold...............   (2,219,628)  (868,895)    (43,670)
                                                    ----------   --------    --------
      Realized gain (loss) on investments........      100,008         --      (1,617)
   Change in unrealized gain (loss)
      on investments.............................   (1,163,447)        --     165,615
                                                    ----------   --------    --------
      Net gain (loss) on investments.............   (1,063,439)        --     163,998
                                                    ----------   --------    --------
   Reinvested capital gains......................           --         --          --
                                                    ----------   --------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations........      803,390      4,776    $160,990
                                                    ==========   ========    ========

See accompanying notes to financial statements.

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                                       5

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NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                              Total                 VKAAlloc             VKDomInc               VKEmGr
                                    ------------------------   ------------------   -----------------   ---------------------
                                       2003          2002      2003       2002      2003      2002        2003        2002
                                    -----------   ----------   ----   -----------   ----   ----------   ---------   ---------
Investment activity:
   Net investment income (loss)..   $ 1,943,651    2,582,700    --        682,252    --        91,564      (6,499)      1,551
   Realized gain (loss) on
      investments................      (890,438)  (5,408,754)   --     (4,054,887)   --       (96,353)   (214,324)   (474,941)
   Change in unrealized gain
      (loss) on investments......     3,002,812   (2,710,787)   --      2,804,555    --          (593)    552,704     (92,865)
   Reinvested capital gains......            --      130,850    --        123,683    --            --          --          --
                                    -----------   ----------   ----   -----------   ----   ----------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from
         operations..............     4,056,025   (5,405,991)   --       (444,397)   --        (5,382)    331,881    (566,255)
                                    -----------   ----------   ----   -----------   ----   ----------   ---------   ---------
Equity transactions:
   Purchase payments received
      from contract owners
      (note 6)...................         5,649       21,776    --          8,704    --            --         668          --
   Transfers between funds.......            --           --    --    (18,528,923)   --    (1,169,646)    177,070    (167,779)
   Surrenders (note 6)...........    (3,231,087)  (4,755,584)   --       (572,112)   --            --     (38,829)   (175,781)
   Death benefits (note 4).......    (2,205,492)    (848,538)   --             --    --            --    (997,137)         --
   Policy loans (net of
      repayments) (note 5).......     1,963,828    2,136,333    --       (307,262)   --       (90,997)  1,037,616     340,856
   Deductions for surrender
      charges (note 2d)..........            --           --    --             --    --            --          --          --
   Redemptions to pay cost of
      insurance charges and
      administration charges
      (notes 2b and 2c)..........       (13,864)    (462,214)   --        (57,095)   --        (3,280)   (116,072)   (310,968)
                                    -----------   ----------   ----   -----------   ----   ----------   ---------   ---------
         Net equity
            transactions.........    (3,480,966)  (3,908,227)   --    (19,456,688)   --    (1,263,923)     63,316    (313,672)
                                    -----------   ----------   ----   -----------   ----   ----------   ---------   ---------
Net change in contract owners'
   equity........................       575,059   (9,314,218)   --    (19,901,085)   --    (1,269,305)    395,197    (879,927)
Contract owners' equity beginning
   of period.....................    83,296,169   97,727,461    --     19,901,085    --     1,269,305   2,452,928   3,342,265
                                    -----------   ----------   ----   -----------   ----   ----------   ---------   ---------
Contract owners' equity end of
   period........................   $83,871,228   88,413,243    --             --    --            --   2,848,125   2,462,338
                                    ===========   ==========   ====   ===========   ====   ==========   =========   =========
CHANGES IN UNITS:
   Beginning units...............     3,162,811    3,405,314    --        580,720    --        52,128     133,060     121,757
                                    -----------   ----------   ----   -----------   ----   ----------   ---------   ---------
   Units purchased...............        65,691      708,381    --          2,345    --           536      12,704       4,757
   Units redeemed................      (197,010)    (866,562)   --       (583,065)   --       (52,664)     (9,235)    (16,357)
                                    -----------   ----------   ----   -----------   ----   ----------   ---------   ---------
   Ending units..................     3,031,492    3,247,133    --             --    --            --     136,529     110,157
                                    ===========   ==========   ====   ===========   ====   ==========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                              VKEnt                VKGlobEq                 VKGov                    VKMMkt
                                    ------------------------   -----------------   -----------------------   ---------------------
                                       2003          2002      2003      2002         2003         2002        2003         2002
                                    -----------   ----------   ----   ----------   ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss)..   $    81,553       23,172    --         3,884    1,866,829    1,755,344       4,776      27,146
   Realized gain (loss) on
      investments................      (774,505)    (366,756)   --      (519,153)     100,008       72,418          --          --
   Change in unrealized gain
      (loss) on investments......     3,447,940   (5,704,230)   --       486,519   (1,163,447)    (254,066)         --          --
   Reinvested capital gains......            --           --    --         7,167           --           --          --          --
                                    -----------   ----------   ----   ----------   ----------   ----------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from
         operations..............     2,754,988   (6,047,814)   --       (21,583)     803,390    1,573,696       4,776      27,146
                                    -----------   ----------   ----   ----------   ----------   ----------   ---------   ---------
Equity transactions:
   Purchase payments received
      from contract owners
      (note 6)...................         4,558       10,392    --         4,397          415       (2,409)         --          16
   Transfers between funds.......       (25,139)  17,691,293    --    (1,079,548)     155,466    1,312,015    (339,632)    986,965
   Surrenders (note 6)...........      (867,614)  (1,222,603)   --       (25,815)  (1,706,923)  (1,981,525)   (584,987)   (746,688)
   Death benefits (note 4).......      (365,236)    (129,510)   --            --     (843,119)    (683,403)         --     (35,625)
   Policy loans (net of
      repayments) (note 5).......       284,928      289,431    --         2,017      480,662    1,498,461     142,850     408,655
   Deductions for surrender
      charges (note 2d)..........            --           --    --            --           --           --          --          --
   Redemptions to pay cost of
      insurance charges and
      administration charges
      (notes 2b and 2c)..........      (146,913)    (110,160)   --       (13,146)      89,520       99,402     167,083     (59,939)
                                    -----------   ----------   ----   ----------   ----------   ----------   ---------   ---------
         Net equity
            transactions.........    (1,115,416)  16,528,843    --    (1,112,095)  (1,823,979)     242,541    (614,686)    553,384
                                    -----------   ----------   ----   ----------   ----------   ----------   ---------   ---------
Net change in contract owners'
   equity........................     1,639,572   10,481,029    --    (1,133,678)  (1,020,589)   1,816,237    (609,910)    580,530
Contract owners' equity beginning
   of period.....................    28,008,039   23,301,405    --     1,133,678   44,929,934   41,504,908   6,744,305   6,784,485
                                    -----------   ----------   ----   ----------   ----------   ----------   ---------   ---------
Contract owners' equity end of
   period........................   $29,647,611   33,782,434    --            --   43,909,345   43,321,145   6,134,395   7,365,015
                                    ===========   ==========   ====   ==========   ==========   ==========   =========   =========
CHANGES IN UNITS:
   Beginning units...............     1,049,791      614,371    --        73,605    1,589,288    1,600,386     335,788     339,464
                                    -----------   ----------   ----   ----------   ----------   ----------   ---------   ---------
   Units purchased...............        15,154      521,602    --         3,630       25,751       83,148       9,963      50,024
   Units redeemed................       (55,940)     (39,333)   --       (77,235)     (90,130)     (73,019)    (40,049)    (22,464)
                                    -----------   ----------   ----   ----------   ----------   ----------   ---------   ---------
   Ending units..................     1,009,005    1,096,640    --            --    1,524,909    1,610,515     305,702     367,024
                                    ===========   ==========   ====   ==========   ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                               VKUSRealEst
                                                         ----------------------
                                                            2003        2002
                                                         ----------   ---------
Investment activity:
   Net investment income (loss).......................   $   (3,008)     (2,213)
   Realized gain (loss) on investments................       (1,617)     30,918
   Change in unrealized gain (loss)
     on investments...................................      165,615      49,893
   Reinvested capital gains...........................           --          --
                                                         ----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations.............      160,990      78,598
                                                         ----------   ---------
Equity transactions:
   Purchase payments received from
     contract owners (note 6).........................            8         676
   Transfers between funds............................       32,235     955,623
   Surrenders (note 6)................................      (32,734)    (31,060)
   Death benefits (note 4)............................           --          --
   Policy loans (net of repayments)(note 5)...........       17,772      (4,828)
   Deductions for surrender charges (note 2d).........           --          --
   Redemptions to pay cost of insurance charges
      and administration charges
      (notes 2b and 2c)...............................       (7,482)     (7,028)
                                                         ----------   ---------
         Net equity transactions......................        9,799     913,383
                                                         ----------   ---------
Net change in contract owners' equity.................      170,789     991,981
Contract owners' equity beginning of period...........    1,160,963     490,330
                                                         ----------   ---------
Contract owners' equity end of period.................   $1,331,752   1,482,311
                                                         ==========   =========
CHANGES IN UNITS:
   Beginning units....................................       54,884      22,883
                                                         ----------   ---------
   Units purchased....................................        2,119      42,339
   Units redeemed.....................................       (1,656)     (2,425)
                                                         ----------   ---------
   Ending units.......................................       55,347      62,797
                                                         ==========   =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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                         NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds as of December 31, 2002;
             Funds of the Van Kampen Life Investment Trust (Van Kampen LIT) (formerly Van Kampen American Capital Life Investment Trust);
                Van Kampen LIT - Emerging Growth Fund (VKEmGr)
                Van Kampen LIT - Enterprise Fund (VKEnt)
                Van Kampen LIT - Government Fund (VKGov)
                Van Kampen LIT - Money Market Fund (VKMMkt)
             Fund of the Van Kampen Universal Institutional Funds, Inc.
             (Van Kampen UIF);
                Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
                   (formerly Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio)

          At June 30, 2003, contract owners have invested in all of the above funds.

          Effective in April, 2002, due to the liquidating of underlying mutual fund assets at Van Kampen Life Investment Trust, the underlying sub account options were made unavailable in the Account:

             Van Kampen LIT - Asset Allocation Portfolio (VKAlloc); Van Kampen LIT - Domestic Income Fund (VKDomInc);
             Van Kampen LIT - Global Equity Fund (VKGlobEq).

          Contract owners were given 90 days to exchange their units from the above underlying sub account options to any other available sub account options in the Account. If instructions were not received from individual contractholders by the end of the 90-day notice period, the remaining units were transferred as follows:

             Van Kampen LIT - Asset Allocation Portfolio to Van Kampen LIT - Enterprise Fund (VKEnt);
             Van Kampen LIT - Domestic Income Fund to Van Kampen LIT - Government Fund (VKGov);
             Van Kampen LIT - Global Equity Fund to Van Kampen LIT -
             Money Market Fund (VKMMkt).

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

                                                                     (Continued)

                         NATIONWIDE VLI SEPARATE ACCOUNT

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

          Contracts issued prior to April 16, 1990:
             Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

          Contracts issued on or after April 16, 1990:
             Purchase payments totalling less than $25,000 - $90/year
                ($65/year in New York)
             Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $0.17 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          The above charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter (Reduced Fee). A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

                                                                     (Continued)

                         NATIONWIDE VLI SEPARATE ACCOUNT

     The following table provides mortality, expense and administration charges by contract type for the period ended June 30, 2003:

                                        Total     VKEmGr   VKEnt     VKGov    VKMMkt   VKUSRealEst
                                       --------   ------   ------   -------   ------   -----------
     Single Premium contracts issued
        on or after April 16, 1990..   $  2,253       32      219       359    1,643     $   --
     Multiple Payment and Flexible
        Premium contracts...........        683      135      359       189       --         --
     Reduced Fee....................    205,232    6,332   69,825   110,711   15,356      3,008
                                       --------    -----   ------   -------   ------     ------
           Total....................   $208,168    6,499   70,403   111,259   16,999     $3,008
                                       ========    =====   ======   =======   ======     ======

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during the first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $3,014,663 and $3,898,798, respectively, and total transfers from the Account to the fixed account were $973,710 and $276,401, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended June 30, 2003.

                                                   Contract                                             Investment
                                                   Expense                   Unit         Contract        Income        Total
                                                    Rate*       Units     Fair Value   Owners' Equity     Ratio**     Return***
                                                   --------   ---------   ----------   --------------   -----------   ---------
Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)
   Van Kampen LIT - Asset Allocation Fund
      2001 .....................................     0.50%      609,553   $34.614757    $ 21,099,529        3.94%       -1.35%
      2000 .....................................     0.50%      683,733    35.766629      24,454,825        3.72%        0.85%
      1999 .....................................     0.50%      772,441    34.441262      26,603,843        3.38%        1.41%
   Van Kampen LIT - Domestic Income Fund
      2001 .....................................     0.50%       51,084    23.326790       1,191,626        6.85%        4.78%
      2000 .....................................     0.50%       56,252    21.122058       1,188,158        8.18%        0.19%
      1999 .....................................     0.50%       66,865    20.923928       1,399,078        6.50%       -2.77%
   Van Kampen LIT - Emerging Growth Fund
      2003 .....................................     0.50%      135,989    20.864324       2,837,319        0.00%       13.13%
      2002 .....................................     0.50%      107,514    22.364311       2,404,477        0.31%       -0.19%
      2001 .....................................     0.50%      131,719    31.493075       4,148,236        0.09%      -21.81%
      2000 .....................................     0.50%      155,683    50.188331       7,813,470        0.00%       11.40%
      1999 .....................................     0.50%      132,154    26.954697       3,562,171        0.00%       21.67%
   Van Kampen LIT - Enterprise Fund
      2003 .....................................     0.50%    1,005,936    29.397756      29,572,261        0.54%       10.06%
      2002 .....................................     0.50%    1,089,581    30.841205      33,603,991        0.31%       -0.19%
      2001 .....................................     0.50%      646,747    40.051006      25,902,868        0.19%      -16.51%
      2000 .....................................     0.50%      698,476    59.926129      41,856,963        0.17%        6.11%
      1999 .....................................     0.50%      786,912    47.989789      37,763,741        0.30%        6.40%
   Van Kampen LIT - Global Equity Fund
      2001 .....................................     0.50%       76,218    16.412143       1,250,901        0.00%       -9.86%
      2000 .....................................     0.50%       77,531    20.348787       1,577,662        0.12%       -5.27%
      1999 .....................................     0.50%       64,883    18.479556       1,199,009        0.28%       11.33%
   Van Kampen LIT - Government Fund
      2003 .....................................     0.50%    1,517,369    28.813327      43,720,449        4.43%        1.81%
      2002 .....................................     0.50%    1,602,135    26.927952      43,142,214        4.42%        0.04%
      2001 .....................................     0.50%    1,615,289    24.877555      40,184,441        5.67%        2.00%
      2000 .....................................     0.50%    1,709,524    22.689476      38,788,204        6.21%        4.05%
      1999 .....................................     0.50%    1,919,195    21.861809      41,957,072        4.83%       -3.60%
   Van Kampen LIT - Money Market Fund
      2003 .....................................     0.50%      287,876    20.423824       5,879,529        0.34%        0.09%
      2002 .....................................     0.50%      350,159    20.341948       7,122,916        0.64%        0.00%
      2001 .....................................     0.50%      335,248    20.054787       6,723,327        2.29%        2.12%
      2000 .....................................     0.50%      358,617    19.069001       6,838,468        2.73%        2.49%
      1999 .....................................     0.50%      427,828    18.211743       7,791,494        2.19%        1.91%
   Van Kampen UIF - U.S. Real Estate Portfolio
      2003 .....................................     0.50%       55,347    24.061856       1,331,752        0.00%       13.75%
      2002 .....................................     0.50%       62,797    23.604804       1,482,311        0.00%        0.10%
      2001 .....................................     0.50%       25,838    21.137563         546,152        0.00%        7.81%
      2000 .....................................     0.50%       19,651    17.539695         344,673        4.35%       13.99%
      1999 .....................................     0.50%       22,827    17.321079         395,388        6.59%        8.23%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                   Contract                                             Investment
                                                   Expense                   Unit         Contract        Income        Total
                                                    Rate*       Units     Fair Value   Owners' Equity     Ratio**     Return***
                                                   --------   ---------   ----------   --------------   -----------   ---------
Multiple Payment contracts and Flexible Premium contracts
   Van Kampen LIT - Asset Allocation Fund
      2001 .....................................     0.80%        5,145   $26.359454    $    135,619        3.94%       -1.50%
      2000 .....................................     0.80%        4,974    27.318123         135,880        3.72%        0.70%
      1999 .....................................     0.80%        4,838    26.384954         127,650        3.38%        1.26%
   Van Kampen LIT - Emerging Growth Fund
      2003 .....................................     0.80%          205    20.445792           4,191        0.00%       12.96%
      2002 .....................................     0.80%        2,286    21.981953          50,251        0.31%       -0.19%
   Van Kampen LIT - Enterprise Fund
      2003 .....................................     0.80%        1,688    23.206079          39,172        0.54%        9.90%
      2002 .....................................     0.80%        5,212    24.419122         127,272        0.31%       -0.19%
      2001 .....................................     0.80%        4,382    31.806369         139,376        0.19%      -16.64%
      2000 .....................................     0.80%        4,313    47.732874         205,872        0.17%        5.95%
      1999 .....................................     0.80%        4,340    38.340163         166,396        0.30%        6.24%
   Van Kampen LIT - Government Fund
      2003 .....................................     0.80%          244    20.749778           5,063        4.43%        1.66%
      2002 .....................................     0.80%        3,133    19.450606          60,939        4.42%        0.04%

Single Premium contracts issued prior to April 16, 1990 (policy years 1 through 10)
   Van Kampen LIT - Emerging Growth Fund
      2003 .....................................     0.95%           61    20.202079           1,232        0.00%       12.88%
      2002 .....................................     0.95%           61    21.752743           1,327        0.31%       -0.19%
      2001 .....................................     0.95%           61    30.769979           1,877        0.09%      -21.98%
      2000 .....................................     0.95%           61    49.256896           3,005        0.00%       11.15%
      1999 .....................................     0.95%           61    26.573717           1,621        0.00%       21.40%
   Van Kampen LIT - Government Fund
      2003 .....................................     0.95%        4,593    27.897472         128,133        4.43%        1.59%
      2002 .....................................     0.95%        2,380    26.190232          62,333        4.42%        0.04%
      2001 .....................................     0.95%        1,938    24.304804          47,103        5.67%        1.77%
      2000 .....................................     0.95%          181    22.266646           4,030        6.21%        3.82%
      1999 .....................................     0.95%          181    21.551318           3,901        4.83%       -3.81%
   Van Kampen LIT - Money Market Fund
      2001 .....................................     0.95%          830    19.594336          16,263        2.29%        1.89%

Single Premium contracts issued on or after April 16, 1990
   Van Kampen LIT - Asset Allocation Fund
      2001 .....................................     1.30%        3,282    28.609549          93,897        3.94%       -1.74%
      2000 .....................................     1.30%        4,832    29.798100         143,984        3.72%        0.45%
      1999 .....................................     1.30%        9,269    28.924679         268,103        3.38%        1.00%
   Van Kampen LIT - Domestic Income Fund
      2001 .....................................     1.30%        1,710    22.180780          37,929        6.85%        4.36%
      2000 .....................................     1.30%        2,108    20.244962          42,676        8.18%       -0.20%
      1999 .....................................     1.30%        2,381    20.216396          48,135        6.50%       -3.16%
   Van Kampen LIT - Emerging Growth Fund
      2003 .....................................     1.30%          274    19.644718           5,383        0.00%       12.68%
      2002 .....................................     1.30%          296    21.227250           6,283        0.31%       -0.19%
      2001 .....................................     1.30%          314    30.131892           9,461        0.09%      -22.12%
      2000 .....................................     1.30%          599    48.404406          28,994        0.00%       10.96%
      1999 .....................................     1.30%          228    26.205338           5,975        0.00%       21.19%

                                                   Contract                                             Investment
                                                   Expense                   Unit         Contract        Income        Total
                                                    Rate*       Units     Fair Value   Owners' Equity     Ratio**     Return***
                                                   --------   ---------   ----------   --------------   -----------   ---------
   Van Kampen LIT - Enterprise Fund
      2003 .....................................     1.30%        1,381   $26.196617    $     36,178        0.54%        9.63%
      2002 .....................................     1.30%        1,847    27.705053          51,171        0.31%       -0.19%
      2001 .....................................     1.30%        1,885    36.267123          68,364        0.19%      -16.85%
      2000 .....................................     1.30%        2,268    54.699632         124,059        0.17%        5.68%
      1999 .....................................     1.30%        2,732    44.156405         120,635        0.30%        5.98%
   Van Kampen LIT - Global Equity Fund
      2001 .....................................     1.30%          265    15.702945           4,161        0.00%      -10.22%
      2000 .....................................     1.30%          276    19.625357           5,417        0.12%       -5.64%
      1999 .....................................     1.30%          284    17.965849           5,102        0.28%       10.89%
   Van Kampen LIT - Government Fund
      2003 .....................................     1.30%        2,703    20.606607          55,700        4.43%        1.41%
      2002 .....................................     1.30%        2,867    19.413728          55,659        4.42%        0.03%
      2001 .....................................     1.30%        2,861    18.079108          51,724        5.67%        1.59%
      2000 .....................................     1.30%        3,200    16.620853          53,187        6.21%        3.63%
      1999 .....................................     1.30%        1,463    16.143388          23,618        4.83%       -3.98%
   Van Kampen LIT - Money Market Fund
      2003 .....................................     1.30%       17,826    14.297447         254,866        0.34%       -0.31%
      2002 .....................................     1.30%       16,865    14.355142         242,099        0.64%        0.00%
      2001 .....................................     1.30%       17,502    14.265853         249,681        2.29%        1.72%
      2000 .....................................     1.30%          376    13.673111           5,141        2.73%        2.08%
      1999 .....................................     1.30%        2,055    13.163438          27,051        2.19%        1.51%
   Van Kampen UIF - U.S. Real Estate Portfolio
      1999 .....................................     1.30%           93    16.839423           1,566        6.59%        7.80%
                                                                                        ------------
Contract Owners' Equity Total By Year
      2003 ..........................................................................   $ 83,871,228
                                                                                        ============
      2002 ..........................................................................   $ 88,413,243
                                                                                        ============
      2001 ..........................................................................   $101,902,535
                                                                                        ============
      2000 ..........................................................................   $123,614,668
                                                                                        ============
      1999 ..........................................................................   $121,471,549
                                                                                        ============

* This represents the contract expense rate of the variable account for the six-month period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                 --------------
                                                                   PRSRT STD
                                                                  U.S. POSTAGE
                                                                     PAID
                                                                  LANCASTER, PA
                                                                PERMIT NO. 1793
                                                                ---------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company